UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/12 – 6/30/13

Item 1.         Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Company Name	Security ID	Meeting Date	Meeting Type	Sponsor	Proposal	Management Recommendation	Vote Cast

BE Aerospace Inc 8.5% Notes due July 1, 2018	055381AQ0	7/10/2012	CONSENT AND TENDER	N/A

Holders will receive the Total Consideration which includes the consent payment of USD 20.00 per USD 1,000 P/A.  Holders will also receive accrued and unpaid interest up to but not including the early payment date.

						N/A	Yes
Frac Tech SVCS Company Guar 8.125% notes due November 15, 2018	35168XAA9	7/10/2012	CONSENT	N/A	Holders will receive the Consent Payment of 20.00 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	N/A	No
Universal Hospital Service 8.5% notes due June 1, 2015	91359PAF7	7/24/2012	CONSENT AND TENDER	N/A	Tender and Consent prior to early tender deadline	N/A	Yes
Cequel Communications 8.625% due November 15, 2017	15672WAA2	7/26/2012	CONSENT	N/A	Holders will receive the Consent Payment of 5.00 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	N/A	Yes
Steel Dynamics Inc. 7.75% notes due April 15, 2016	858119AN0	8/7/2012	CONSENT AND TENDER	N/A	Holders will receive the Total Consideration of USD 1,041.75 per USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A.	N/A	Yes
Hub Intl Holdings 10.25% notes due June 15, 2015	44332LAC4	9/5/2012	CONSENT AND TENDER	N/A	Holders will receive Total Consideration of USD 1,030.63 per USD 1,000 P/A which includes early tender payment of USD 50.00 per USD 1,000 P/A.	N/A	Yes
Hub Intl Holdings 9.0% notes due December 15, 2014	44332LAB6	9/5/2012	CONSENT AND TENDER	N/A	Holders will receive the Total Consideration of USD 1,026.25 per USD 1,000 P/A which includes the early tender payment of USD 50.00 per USD 1,000 P/A.	N/A	Yes
Nuveen Investments Inc, 10.5% notes due November 15, 2015	67090FAD8	9/6/2012	CONSENT AND TENDER	N/A	Holders will receive the Total Consideration of USD 1,042.45 per USD 1,000 P/A which includes the early tender payment of USD 20.00 per USD 1,000 P/A.	N/A	Yes
Ryerson Holding Corp Notes due February 1, 2015	783754AB0	9/27/2012	CONSENT AND TENDER	N/A

Holders will receive Total Consideration of USD 714.18 per USD 1,000 P/A which includes the early tender payment of USD 30.00 per USD 1,000 P/A.  Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

						N/A	Yes
Viasat Inc 8.875% Notes due September 15, 2016	92552VAC4	9/27/2012	CONSENT AND TENDER	N/A

Holders will receive Total Consideration of USD 1,071.56 per USD 1,000 P/A which includes early tender payment of USD 10.00 per USD 1,000 P/A.  Holders will also receive accrued and unpaid interest up to but not including the early settlement date.

						N/A	Yes
Delta Air Lines 12.25% 144A Notes due March 15, 2015	247361ZE1	10/3/2012	CONSENT AND TENDER	N/A

Holders will receive Total Consideration of 1,095.00 per USD 1,000 P/A which includes consent payment of USD 30.00 per USD 1,000 P/A.  Holders will also receive accrued and unpaid interest up to but not including the settlement date.

						N/A	Yes
Delta Air Lines Secured 9.5% 144A Notes due September 15, 2014	247361ZC5	10/3/2012	CONSENT AND TENDER	N/A	Holders will receive Total Consideration of USD 1,052.50 for 9.5 percent Notes, which includes Early Tender Payment of USD 30.00 per USD 1,000.00 principal amount of Notes.	N/A	Yes
Garda World Security 9.75% notes due March 15, 2017	36485MAA7	10/4/2012	CONSENT	N/A	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A of Notes	N/A	Yes
BWAY Holdings 10% Notes due June 15, 2018	12429TAB0	10/9/2012	CONSENT	N/A	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A.	N/A	No
Sprint Nextel Corp 11.5% Notes due November 15, 2021	852061AM2	11/14/2012	CONSENT	N/A	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	N/A	Yes
Sprint Nextel Corp 7.00% Notes due August 15, 2020	852061AR1	11/14/2012	CONSENT	N/A	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	N/A	Yes
Sprint Nextel Corp 9.00% Notes due November 15, 2018	852061AK6	11/14/2012	CONSENT	N/A	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	N/A	Yes
Sprint Nextel Corp 9.125% Notes due March 1, 2017	852061AP5	11/14/2012	CONSENT	N/A	Holders will receive the Consent Payment of 1.00 USD per 1,000.00 USD P/A.	N/A	Yes
WMG Acquisition Corp 11.50% notes due October 1, 2018	92933BAC8	2/22/2013	CONSENT	N/A	Consent to the proposed Amendments and Waivers in order to receive 1.25 USD per 1,000.00 USD P/A	N/A	Yes
WMG Acquisition Corp 6.00% notes (144A) due January 15, 2021	92933BAE4	2/22/2013	CONSENT	N/A	Consent to the proposed Amendments and Waivers in order to receive 1.25 USD per 1,000.00 USD P/A	N/A	Yes
Ameristar Casinos Inc. 7.5% Notes due April 15, 2021	03070QAN1	3/18/2013	CONSENT	N/A	Consent in favor of the proposed amendments to receive 19.00 USD per 1,000.00 USD P/A	N/A	Yes
Jarden Corp 8.00% Notes due May 1, 2016	471109AC2	3/18/2013	CONSENT AND TENDER	N/A	Tender prior to the Early Tender Date in order to receive the Total Consideration of 1,046.75 per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	N/A	Yes
Kansas City Southern De Mexico SA 6.625% Notes due December 15, 2020	485161AK9	4/12/2013	CONSENT AND TENDER	N/A	Tender and Consent prior to the Early Tender Date in order to receive the Total Consideration of TBD USD per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	N/A	Yes
Goodman Network Inc 12.125% notes due July 1, 2018	38239HAA3	5/3/2013	CONSENT	N/A	Vote AGAINST the Proposed Amendments. All Holders will receive the Consent Fee, regardless of their vote, IF the Requisite Consent is received.	N/A	Yes

R & R Ice Cream Plc (144A) 8.375% notes due November 15, 2017	7491799B5	5/9/2013	CONSENT	N/A	Consent in favor of the proposed amendments to receive 5.00 EUR per EUR 1,000.00 P/A	N/A	Yes
Inergy Mid. LP Fin. Corp. 6.00% notes due December 15, 2013	45671XAA8	5/14/2013	CONSENT	N/A	Consent to the proposed Amendments in order to receive 1.00 USD per 1,000.00 USD P/A	N/A	Yes
Tenet Healthcare Corp. 8.875% notes due July 1, 2019	88033GBJ8	5/17/2013	CONSENT	N/A	Tender and Consent prior to the Consent payment Deadline to receive the Total Consideration of 1,133.18 USD per 1,000 USD P/A, which includes the Consent Payment of 30.00 USD per 1,000 USD P/A held.	N/A	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 23, 2013

* Print the name and title of each signing officer under his or her signature.

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